                                            [LOGO]

                                  EquiTrust Variable Insurance
                                  Series Fund

                             ANNUAL REPORT
                             DECEMBER 31, 1999

                             INVESTMENT MANAGER AND
                             PRINCIPAL UNDERWRITER

                             EQUITRUST INVESTMENT
                             MANAGEMENT SERVICES, INC.

                             5400 UNIVERSITY AVENUE
                             WEST DES MOINES, IA 50266

                             1-800-247-4170 (OUTSIDE IOWA)
                             1-800-422-3175 (IN IOWA)
                                   225-5586 (DES MOINES)

                             This report is not to be distributed
                             unless preceded or accompanied
                             by a prospectus.

PRESIDENT'S LETTER

Dear Shareholder:

    For the year ended December 31, 1999, the Standard & Poor's 500 Stock Composite Index (S&P 500) was up 21.05% on a total return basis, and the Dow Jones Industrial Average (DJIA) was up 27.28%. The NASDAQ Composite Index was up a remarkable 86.09% during the same twelve-month period, while the Russell 2000 Small Cap Index rose 21.26%. The fixed income markets did not fare as well during 1999. The benchmark 30-year Treasury bond lost 15.13% on a total return basis after gaining 17.6% during 1998. High-grade corporate bonds as measured by the Lehman Investment Grade Corporate Index returned -1.96% and the Lehman U.S. Corporate High Yield Index total return was 2.39%.

    The fixed income market sector performance was almost the exact opposite of 1998's performance. As the Asian financial crisis developed, a "flight to quality" ensued and long-term U.S. Treasury bonds outperformed almost every other fixed income security. In 1999, however, rising rates and a rebounding global economy led to extreme underperformance by Treasury issues relative to other fixed income sectors.

    Higher oil prices, a recovering global economy, a weaker U.S. dollar, a robust U.S. economy and a surging stock market combined to create an environment of steadily rising interest rates during 1999. In response to continued economic strength and declining unemployment, the Fed chose to reverse the three rate cuts that took place during the 1998 Asian financial crisis. By year-end, fears of further rate hikes appear to have been priced into the market as well.

    Even though rates have been rising rapidly, other obvious signs of inflation remain absent. During 1999, the consumer price index (CPI) rose 2.7% from 1998 mainly due to rising energy prices. The producer price index (PPI) rose a comparable 3.0% during the year. Commodity prices as measured by the Commodities Research Bureau (CRB) Bridge Index are up only slightly for the year and gold prices are also virtually unchanged on a year-over-year basis.

    The Fed Chairman remains concerned that the overall pace of economic growth and particularly the low level of unemployment may lead to growing inflationary pressures. He has also expressed concern over some of the dramatic equity market price gains and the effect they may have on the broader economy. So far, his comments regarding stock prices have had little lasting effect on investor behavior.

    Rate hikes notwithstanding, the Fed has provided the market with a great deal of liquidity over the past few years. The broad money supply (M3) is up 48.1% over the past five years, and over the past three months has been soaring at a 13.4% annual rate. November saw the third largest percentage increase for any month in over 40 years of data. At least a portion of the late 1999 surge was intended to smooth any Y2K-related dislocations, but how does the Fed now drain that excess liquidity without harsh economic effects?

    Achieving a "soft landing" will likely prove no small task for the Fed, but it may be possible. If growth in the most interest rate-sensitive sectors of our economy begins to slow slightly, some breathing room may be restored without severe dislocations. Certainly, the stock market-related stimulus to our economy makes Fed Chairman Greenspan's task more difficult than ever.

    The following paragraphs describe how the various EquiTrust Variable Insurance Series Fund Portfolios are being positioned and where we see value that has developed as a result of recent financial market activity.

    The Value Growth and Managed comments are from Roger F. Grefe, CFA, Investment Management Vice President. The High Grade Bond and High Yield Bond comments are from Robert J. Rummelhart, CFA, Fixed Income Vice President.

    VALUE GROWTH: The past year will go down as one of the most sharply divided years in stock market history. As value wobbled, technology took off. This divergence reflects investors' continued preference for growth stocks, but only those with perceived earnings momentum. Investors have been more than willing to bet on unprofitable companies with rapid growth rates; they show no mercy in their treatment of those suffering earnings disappointments. Excluding the 75% gain of the S&P 500 technology sector, the index declined 1% in 1999.

    While technology stocks stumbled in early 2000, they have yet to suffer a meaningful correction. The influence of the technology sector over the S&P 500 can quickly become a liability if valuation standards ever change. Still more important, the disadvantages multiply if managers should decide to stabilize their equity weightings, or raise a fraction more in cash. This level of concentration of equity portfolio assets has almost always provoked investor doubts, irrespective of the specific sector in the limelight.

    According to a recent Salomon Smith Barney Research report, results indicate that declines in the equity market are broad-based across the whole spectrum of stocks. On a calendar year basis, through the nine months ended September 30, 1999, the S&P 500 Index would have been down were it not for technology stocks. 90% of the NASDAQ stocks for this period were down 10% or more, 87% of the New York Stock Exchange stocks were down 10% or more, and 87.2% of the S&P 500 were down 10% or more. Many fine companies have disappointed investors and declined anywhere from one to ten years or more of prior price appreciation. The research pointed out that the capitalization-weighted construction methodologies used to calculate these benchmarks (with the exception of the Dow) could tend to hide the overall state of their constituent universe. While most stocks continued to decline, the major averages, particularly the NASDAQ Composite, remained strong in 1999. The average stock seemed to be in its own bear market.

    It is now recognized that most stocks have been declining in price since April of 1998. This sounds distinctly different than the "market" portrayed on the evening news. This demonstrates the unprecedented volatility that is extending to some of America's finest companies. The "official" reason given for these severe declines is often "earnings disappointments". We would suggest to all of those who invest, sooner or later, every single company may have a disappointing earnings announcement and resultant fall off. Has it ever been proven that investing in stocks with no earnings and no assets has been a long-term winning investment strategy? New ideas come and go and when they go, a lot of money is usually lost. History tells us that investing in new paradigms at sky high prices eventually leads to big portfolio losses. Most current investment successes are being derived from whatever has worked well in the recent past. What else could explain the euphoria surrounding Internet and technology stocks? However, what has worked best most recently may not always work well. As Ben Graham (Warren Buffett's mentor) said, "In the short run, the stock market is a voting machine. In the long run, it is a weighing machine."

    The last eighteen months have been frustrating from an investment perspective. However, it is a fact of life that certain stocks that did not perform well in a given time measurement period are not necessarily bad investments. In markets where only a few segments get all the attention, perfectly good stocks may do nothing or even decline. Our experience has been that if a company has value, it will ultimately be recognized.

    For the twelve-month period ending December 31, 1999, the total return for the Value Growth Portfolio was -6.34%, compared to the 21.05% total return (income and price appreciation) produced by the S&P 500 Stock Composite Index. The wide difference in performance is due to two main factors: the huge disparity in returns of large companies and small companies, and the strong performance of technology, which now comprises approximately 30% of the S&P 500.

    To put it simply, any portfolio which didn't own the top 50 stocks or technology stocks, had a disappointing year when nine out of every ten stocks were down over 10%, and 60% of all stocks on the NASDAQ, NYSE, and S&P 500 were down over 20%. The smaller the company (in terms of market capitalization), the greater the loss.

    The Value Growth Portfolio has approximately 50% in large cap stocks (market capitalizations over $5 billion), 20% in mid cap (market caps of $1 billion to $5 billion), and 27% in small cap (market caps under $1 billion). Our returns are disappointing, but certainly understandable when the average stock seems to be in a bear market not reflected by the various indexes.

    Our holdings have already suffered a fair amount of price-earnings ratio
(PE) compression due to the rotation out of traditional equity investments into technology. We are beginning to see some signs that this trend is reversing, and we look forward to the positive PE expansion and earnings growth that lie ahead for our holdings. It is entirely possible that we may experience the reverse of the trend of the last three years and see the stocks of some of America's finest companies perform well, while selected technology stocks, selling at unsustainable high valuations, stumble.

    Contrary to contemporary wisdom, we believe that earnings per share, free cash flow, and balance sheet still matter. Morningstar, a mutual fund observer, stated, "There's a large (and growing) amount of academic literature that suggests the market is often guilty of overreacting, punishing unloved companies far too severely and viewing the prospects of the most popular firms much too optimistically. That means bargain hunting among the markets' least expensive stocks should prove a fruitful exercise for those with the patience to wait through some lean periods. Given the faddish nature of the current market, this a particularly good time to consider value."

    HIGH GRADE BOND: Treasury yields rose about 140 to 180 basis points depending on maturity during the twelve-month period ended December 31, 1999. For example, the 2-, 10-, and 30-year Treasury issues yielded 6.24%, 6.44% and 6.48%, respectively, as of December 31, 1999 compared to 4.53%, 4.65%, and 5.09% as of December 31, 1998.

    The market has become concerned about the potential of future inflation as the U.S. economy has continued to exhibit strong growth and the world economy has started to show signs that it may grow at a higher rate. While future inflation may be higher, the current rate of core inflation is running at a very low rate of around 2%, which translates into relatively high real yields (interest rate minus core inflation rate) of 4% (6% minus 2%) on short-term Treasury issues and 4.75% (6.75% minus 2%) on long-term issues. Given these higher Treasury yields and our ability to find attractive spreads on corporate issues, we have increased the duration of the Portfolio so that it is currently only slightly less than that of the Lehman Brothers Aggregate Index. If we can continue to find what we view as attractively priced issues, our duration will probably continue to increase so that it slightly exceeds that of the Aggregate Index. As a result, our future returns may tend to be more volatile than in the past.

    HIGH YIELD BOND: During the past year, the high yield bond market outperformed the high grade bond market. The greater yield and dramatic spread narrowing from the historically wide levels prevalent at the start of the year aided the performance of the high yield sector. According to the DLJ High Yield Index, the average high yield spread was 631 basis points as of December 29, 1998 compared to 554 basis points as of December 31, 1999.

    We attempted to take advantage of these wider spreads by increasing our exposure to pure high yield issues and away from investment grade corporates. While our exposure to high yield issues increased during this period, we continued to be underweighted toward high yield issues relative to most funds and indexes and thus underperformed relative to these benchmarks. Based on current market conditions, we plan to continue to increase our exposure to pure high yield issues as attractive opportunities continue to be available.

    MANAGED: The Managed Portfolio emphasizes income with moderate growth potential. Our goal is to produce income at twice the rate of the dividend yield of the S&P 500 which continues to be a paltry 1.18%, the lowest in history. We continue to find excellent investments that should easily equal or better our hurdle rate of 2.4%. We have invested in some attractive convertible securities (those exchangeable into common stock), hybrid securities with both bond and equity characteristics. Convertibles provide more income and usually more downside protection than the underlying common stock. We consider this to be an attractive asset class for the Managed Portfolio as the income stream provides a "paid to wait" investment strategy. Ultimately, we would like every underlying common stock to perform well, thus enhancing the total return of the Managed Portfolio.

    As of November 20, 1999, the Managed Portfolio had the following asset allocation: Corporate Bonds (1%), Common Stocks (10.4%), Convertible Securities (63.5%), Preferred Stock (20.7%) and Cash Equivalents (3.8%).

    Our results for the year were constrained due to the rise in interest rates. The rate increase caused declines in those securities that are sensitive to changes in interest rates, which comprise the majority of the Managed Portfolio. We do expect that over the next few years, interest rates may vary from highs of 7% on Treasury issues to as low as 4%. The Managed Portfolio is uniquely positioned for this type of investment environment. We own many attractive convertible securities which pay us a solid income to wait.

    MONEY MARKET: As mentioned previously, the FOMC raised the Fed Funds rate three times during the fall of 1999 to preempt any inflation pressures from a strong labor market and consumer confidence. Currently, the Federal Funds rate is 5.5% and additional increases are expected to occur in the spring of 2000 due to the remaining tightening bias. We are happy to report that Y2K came and went with barely a hiccup in the money markets, which is comforting for the mutual fund industry. Portfolio maturities were shorter than usual in order to remain liquid, which proved beneficial in a rising interest rate environment. Going forward, we look for spreads to remain stable, but yields to rise in relation to movements by the Fed.

    BLUE CHIP: True to its passive strategy, the performance of the Blue Chip Portfolio over the past year has reflected that of the large capitalization market sector which it represents. The Blue Chip Portfolio will remain substantially invested in common stocks of large companies and is designed for those investors who prefer substantial exposure to common stocks at all times or who wish to make their own market value judgments.

                                          /s/ Edward M. Wiederstein

                                           EDWARD M. WIEDERSTEIN
                                           PRESIDENT

February 2, 2000

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

VALUE GROWTH PORTFOLIO

             COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN
                     THE VALUE GROWTH PORTFOLIO AND S&P 500

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                                                           VALUE GROWTH PORTFOLIO  S&P 500 STOCK COMPOSITE INDEX
1989                                                                      $10,000                        $10,000
1990                                                                      $10,465                         $9,683
1991                                                                      $11,986                        $12,641
1992                                                                      $13,239                        $13,611
1993                                                                      $16,839                        $14,971
1994                                                                      $16,094                        $15,167
1995                                                                      $20,258                        $20,845
1996                                                                      $23,833                        $25,654
1997                                                                      $25,335                        $34,222
1998                                                                      $19,147                        $44,005
1999                                                                      $17,932                        $53,268
AVERAGE ANNUAL TOTAL RETURN
1 Year                                                                     -6.34%
5 Year                                                                      2.19%
10 Year                                                                     6.01%
PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.

    Why is the Value Growth Portfolio in minus territory for the year? One word sums it up: divergence. The share prices of "value stocks," those defined as relatively inexpensive, or cheaper than the market as measured by the S&P 500, have eroded over the last 18 months. April of 1998 is considered the high water mark for the average stock. Most stocks, according to market researchers, have suffered tremendously, relative to the major indexes, like the S&P 500, which are weighted by size and price and dominated by the 30 or 40 largest market values, largely technology stocks. The dramatic run up in technology stocks has been a fairly recent phenomenon. The fact is that the largest market capitalization technology stocks have generated the bulk of the returns for the S&P 500. This is called "skewing," which means that portfolio or even stock index returns can come from a small percentage of the issues.

HIGH GRADE BOND PORTFOLIO

           COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN THE
   HIGH GRADE BOND PORTFOLIO AND LEHMAN BROTHERS MUTUAL FUND AGGREGATE INDEX

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                                                           HIGH GRADE BOND PORTFOLIO  LEHMAN BROTHERS MUTUAL FUND AGGREGATE INDEX
1989                                                                         $10,000                                      $10,000
1990                                                                         $10,886                                      $10,895
1991                                                                         $12,672                                      $12,639
1992                                                                         $13,737                                      $13,576
1993                                                                         $14,938                                      $14,900
1994                                                                         $14,899                                      $14,464
1995                                                                         $17,023                                      $17,136
1996                                                                         $18,035                                      $17,759
1997                                                                         $19,882                                      $19,472
1998                                                                         $21,376                                      $21,164
1999                                                                         $21,278                                      $20,990
AVERAGE ANNUAL TOTAL RETURN
1 Year                                                                        -0.46%
5 Year                                                                         7.39%
10 Year                                                                        7.84%
PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.

    During the twelve-month period ended December 31, 1999, the High Grade Bond Portfolio outperformed the Lehman Brothers Mutual Fund Aggregate Index, as reflected by the -0.46% total return produced by the Portfolio versus the -0.82% total return produced by the Lehman Brothers Aggregate Index. The main factors that caused this divergence were the shorter duration of the Portfolio (a positive factor in a rising yield environment) and its lower exposure to U.S. Government Treasury issues which tended to underperform other sectors of the fixed income market. These factors more than offset portfolio expenses.

HIGH YIELD BOND PORTFOLIO

   COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN THE HIGH YIELD BOND
                                   PORTFOLIO
          AND LEHMAN BROTHERS MUTUAL FUND CORPORATE /HIGH YIELD INDEX

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                                                             HIGH YIELD       LEHMAN BROTHERS
                                                           BOND PORTFOLIO  MUTUAL FUND CORPORATE/
                                                                              HIGH YIELD INDEX
1989                                                              $10,000                 $10,000
1990                                                              $10,067                 $10,549
1991                                                              $12,834                 $12,728
1992                                                              $14,553                 $13,916
1993                                                              $16,880                 $15,703
1994                                                              $16,710                 $15,161
1995                                                              $19,240                 $18,455
1996                                                              $21,675                 $19,323
1997                                                              $24,291                 $21,398
1998                                                              $25,961                 $22,887
1999                                                              $25,767                 $22,649
AVERAGE ANNUAL TOTAL RETURN
1 Year                                                             -0.75%
5 Year                                                              9.05%
10 Year                                                             9.93%
PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.

    During the twelve-month period ended December 31, 1999, the -0.75% total return produced by the High Yield Bond Portfolio surpassed the -1.04% total return produced by the Lehman Brothers Mutual Fund Corporate/High Yield Index. The Portfolio was aided by having a larger exposure to high yield issues and a shorter duration than the Index and this more than offset portfolio expenses.

MANAGED PORTFOLIO

             COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN
                       THE MANAGED PORTFOLIO AND S&P 500

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                                                           MANAGED PORTFOLIO  S&P 500 STOCK COMPOSITE INDEX
1989                                                                 $10,000                        $10,000
1990                                                                 $10,815                         $9,683
1991                                                                 $12,187                        $12,641
1992                                                                 $14,103                        $13,611
1993                                                                 $17,306                        $14,971
1994                                                                 $16,448                        $15,167
1995                                                                 $20,673                        $20,845
1996                                                                 $24,268                        $25,654
1997                                                                 $26,858                        $34,222
1998                                                                 $24,518                        $44,005
1999                                                                 $23,672                        $53,268
AVERAGE ANNUAL TOTAL RETURN
1 Year                                                                -3.45%
5 Year                                                                 7.55%
10 Year                                                                9.00%
PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.

    The Managed Portfolio seeks income at twice the level of the S&P 500, which is yielding 1.17%. Currently, the Portfolio is producing a gross income yield of approximately 5%, or 5 times the S&P 500. Over the past 70 years, the reinvestment of income has been a major part of common stocks' total return (income + price appreciation). An article in the April 19, 1999 BARRONS brought the point home with some interesting statistics (compiled by Ibbotson Associates) showing that "$1 invested in the S&P at the end of 1925 grew to about $2,350 by the end of 1998. This $2,350 assumes that all dividends were reinvested. If we break down the results, we discover that the original $1 invested actually grew to about $96.45. The remaining $2,253.55, or 96%, came from reinvesting the dividends and the capital gains on the shares bought with those reinvested dividends. For every dollar of return generated by capital gain on the original $1, the effect of compounding and reinvesting of dividends generated almost $24."

    We believe that from these lofty market levels, income will take on a larger role in producing attractive total returns. The Managed Portfolio is uniquely positioned for this type of environment.

BLUE CHIP PORTFOLIO

             COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN
                      THE BLUE CHIP PORTFOLIO AND S&P 500

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                                                           BLUE CHIP PORTFOLIO  S&P 500 STOCK COMPOSITE INDEX
11/1/90                                                                $10,000                        $10,000
12/31/90                                                               $10,902                        $10,936
12/31/91                                                               $13,976                        $14,276
12/31/92                                                               $15,427                        $15,371
12/31/93                                                               $17,643                        $16,906
12/31/94                                                               $18,110                        $17,128
12/31/95                                                               $24,052                        $23,539
12/31/96                                                               $29,206                        $28,969
12/31/97                                                               $37,211                        $38,645
12/31/98                                                               $44,247                        $49,693
12/31/99                                                               $53,474                        $60,153
AVERAGE ANNUAL TOTAL RETURN
1 Year                                                                  20.85%
5 Year                                                                  24.18%
Life of Portfolio*                                                      19.60%
*THE PORTFOLIO COMMENCED OPERATIONS OCTOBER 15, 1990.
PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.

    The Blue Chip Portfolio is designed to represent the large capitalization sector of the domestic equity market and remains substantially invested in approximately 50 such common stock issues at all times. Accordingly, the performance of this Portfolio will roughly parallel that of the Dow Jones Industrial Average and S&P 500 Stock Composite Index. As is apparent from the line graph, the performance of the Blue Chip Portfolio, adjusted for expenses, was similar to that of the S&P 500 for the twelve-month period ended
December 31, 1999.

                 (This page has been left blank intentionally.)

EQUITRUST VARIABLE INSURANCE SERIES FUND
STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 1999

                                            HIGH
                           VALUE GROWTH  GRADE BOND
                            PORTFOLIO     PORTFOLIO
                           ------------  -----------
ASSETS
Investments in
 securities, at value
 (cost -- $46,042,431;
 $14,112,169;
 $18,607,599;
 $54,220,094; $6,273,984;
 and $60,311,045,
 respectively)...........  $40,825,208   $13,488,579
Cash.....................
Accrued dividends and
 interest receivable.....      149,858       213,876
Prepaid expense..........          616            81
                           -----------   -----------
Total Assets.............  $40,975,682   $13,702,536
                           ===========   ===========
LIABILITIES AND NET
 ASSETS
Liabilities:
  Net outstanding
   redemptions in excess
   of bank balance.......  $   121,295   $    58,908
  Accrued expenses.......        6,812         5,473
                           -----------   -----------
Total Liabilities........      128,107        64,381
Net assets applicable to
 shares of beneficial
 interest................   40,847,575    13,638,155
                           -----------   -----------
Total Liabilities and Net
 Assets..................  $40,975,682   $13,702,536
                           ===========   ===========
Shares issued and
 outstanding as of
 December 31, 1999.......    4,699,649     1,437,287
NET ASSET VALUE PER
 SHARE...................  $      8.69   $      9.49
                           ===========   ===========

SEE ACCOMPANYING NOTES.

                              HIGH
                           YIELD BOND     MANAGED    MONEY MARKET   BLUE CHIP
                            PORTFOLIO    PORTFOLIO    PORTFOLIO     PORTFOLIO
                           -----------  -----------  ------------  -----------
ASSETS
Investments in
 securities, at value
 (cost -- $46,042,431;
 $14,112,169;
 $18,607,599;
 $54,220,094; $6,273,984;
 and $60,311,045,
 respectively)...........  $17,415,455  $47,505,047   $6,273,984   $87,043,560
Cash.....................                                336,318
Accrued dividends and
 interest receivable.....      391,966      521,066        4,852        79,489
Prepaid expense..........          136          661           75           531
                           -----------  -----------   ----------   -----------
Total Assets.............  $17,807,557  $48,026,774   $6,615,229   $87,123,580
                           ===========  ===========   ==========   ===========
LIABILITIES AND NET
 ASSETS
Liabilities:
  Net outstanding
   redemptions in excess
   of bank balance.......  $    50,201  $   190,414                $   268,291
  Accrued expenses.......        5,438        7,017   $    5,782         6,409
                           -----------  -----------   ----------   -----------
Total Liabilities........       55,639      197,431        5,782       274,700
Net assets applicable to
 shares of beneficial
 interest................   17,751,918   47,829,343    6,609,447    86,848,880
                           -----------  -----------   ----------   -----------
Total Liabilities and Net
 Assets..................  $17,807,557  $48,026,774   $6,615,229   $87,123,580
                           ===========  ===========   ==========   ===========
Shares issued and
 outstanding as of
 December 31, 1999.......    1,908,034    4,539,787    6,609,447     1,974,662
NET ASSET VALUE PER
 SHARE...................  $      9.30  $     10.54   $     1.00   $     43.98
                           ===========  ===========   ==========   ===========

EQUITRUST VARIABLE INSURANCE SERIES FUND
STATEMENTS OF OPERATIONS
YEAR ENDED DECEMBER 31, 1999

                                            HIGH
                           VALUE GROWTH  GRADE BOND
                            PORTFOLIO    PORTFOLIO
                           ------------  ----------
INVESTMENT INCOME
Dividends................  $   841,375   $  18,850
Interest.................      269,818     833,009
                           -----------   ---------
Total Investment
 Income..................    1,111,193     851,859
EXPENSES
Paid to EquiTrust
 Investment Management
 Services, Inc.:
 Investment advisory and
  management fees........      200,704      37,433
 Accounting fees.........       22,301       6,239
Custodial fees...........        8,040       5,980
Professional fees........       12,087       6,828
Reports to
 shareholders............       11,289       2,813
Trustees' fees and
 expenses................        1,154         319
Insurance and bonds......          867         147
Miscellaneous............          141          35
                           -----------   ---------
Total Expenses...........      256,583      59,794
Fees paid indirectly.....         (683)       (817)
                           -----------   ---------
Net Expenses.............      255,900      58,977
                           -----------   ---------
Net Investment Income....      855,293     792,882
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS
Net realized gain (loss)
 from investment
 transactions............      766,209      18,112
Change in unrealized
appreciation/depreciation
 of investments..........   (4,469,838)   (857,578)
                           -----------   ---------
Net Gain (Loss) on
 Investments.............   (3,703,629)   (839,466)
                           -----------   ---------
Net Increase (Decrease)
 in Net Assets Resulting
 from Operations.........  $(2,848,336)  $ (46,584)
                           ===========   =========

SEE ACCOMPANYING NOTES.

                              HIGH
                           YIELD BOND     MANAGED    MONEY MARKET   BLUE CHIP
                            PORTFOLIO    PORTFOLIO    PORTFOLIO     PORTFOLIO
                           -----------  -----------  ------------  ------------
INVESTMENT INCOME
Dividends................  $   122,833  $ 2,122,447                $   977,677
Interest.................    1,323,567    1,097,734    $305,250        314,906
                           -----------  -----------    --------    -----------
Total Investment
 Income..................    1,446,400    3,220,181     305,250      1,292,583
EXPENSES
Paid to EquiTrust
 Investment Management
 Services, Inc.:
 Investment advisory and
  management fees........       79,008      247,572      15,120        149,754
 Accounting fees.........        8,779       27,508       3,024         30,000
Custodial fees...........        5,122        4,889       7,285          9,227
Professional fees........        7,671       13,922       6,319         14,404
Reports to
 shareholders............        4,044       13,133       1,449         16,335
Trustees' fees and
 expenses................          451        1,427         165          1,921
Insurance and bonds......          235          995         106            918
Miscellaneous............           23           32          34             44
                           -----------  -----------    --------    -----------
Total Expenses...........      105,333      309,478      33,502        222,603
Fees paid indirectly.....         (625)        (834)       (726)          (677)
                           -----------  -----------    --------    -----------
Net Expenses.............      104,708      308,644      32,776        221,926
                           -----------  -----------    --------    -----------
Net Investment Income....    1,341,692    2,911,537     272,474      1,070,657
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS
Net realized gain (loss)
 from investment
 transactions............     (104,066)    (627,679)                 1,153,608
Change in unrealized
appreciation/depreciation
 of investments..........   (1,364,981)  (3,923,204)                11,661,537
                           -----------  -----------    --------    -----------
Net Gain (Loss) on
 Investments.............   (1,469,047)  (4,550,883)                12,815,145
                           -----------  -----------    --------    -----------
Net Increase (Decrease)
 in Net Assets Resulting
 from Operations.........  $  (127,355) $(1,639,346)   $272,474    $13,885,802
                           ===========  ===========    ========    ===========

EQUITRUST VARIABLE INSURANCE SERIES FUND

STATEMENTS OF CHANGES IN NET ASSETS

                                 VALUE GROWTH
                                   PORTFOLIO
                           -------------------------
                            YEAR ENDED DECEMBER 31,
                              1999          1998
                           -----------  ------------
OPERATIONS
Net investment income....  $   855,293  $    976,830
Net realized gain (loss)
 from investment
 transactions............      766,209   (12,222,329)
Change in unrealized
appreciation/depreciation
 of investments..........   (4,469,838)   (1,659,408)
                           -----------  ------------
Net Increase (Decrease)
 in Net Assets Resulting
 from Operations.........   (2,848,336)  (12,904,907)
DIVIDENDS AND
 DISTRIBUTIONS TO
 SHAREHOLDERS FROM
Net investment income....     (976,831)       (6,577)
Net realized gain from
 investment
 transactions............
Distributions in excess
 of net realized gain
 from investment
 transactions............                    (26,956)
                           -----------  ------------
                              (976,831)      (33,533)
CAPITAL SHARE
 TRANSACTIONS............    2,008,325    12,136,936
                           -----------  ------------
Total Increase (Decrease)
 in Net Assets...........   (1,816,842)     (801,504)
NET ASSETS
Beginning of year........   42,664,417    43,465,921
                           -----------  ------------
End of year (including
 undistributed net
 investment income as set
 forth below)............  $40,847,575  $ 42,664,417
                           ===========  ============
Undistributed Net
 Investment Income.......  $   855,293  $    978,563
                           ===========  ============

SEE ACCOMPANYING NOTES.

                                     HIGH                      HIGH
                                  GRADE BOND                YIELD BOND
                                  PORTFOLIO                 PORTFOLIO
                           ------------------------  ------------------------
                           YEAR ENDED DECEMBER 31,   YEAR ENDED DECEMBER 31,
                              1999         1998         1999         1998
                           -----------  -----------  -----------  -----------
OPERATIONS
Net investment income....  $   792,882  $   495,896  $ 1,341,692  $   863,295
Net realized gain (loss)
 from investment
 transactions............       18,112       42,339     (104,066)      92,105
Change in unrealized
appreciation/depreciation
 of investments..........     (857,578)      16,979   (1,364,981)    (137,099)
                           -----------  -----------  -----------  -----------
Net Increase (Decrease)
 in Net Assets Resulting
 from Operations.........      (46,584)     555,214     (127,355)     818,301
DIVIDENDS AND
 DISTRIBUTIONS TO
 SHAREHOLDERS FROM
Net investment income....     (792,882)    (495,896)  (1,341,692)    (863,295)
Net realized gain from
 investment
 transactions............      (35,447)                               (12,471)
Distributions in excess
 of net realized gain
 from investment
 transactions............                                (92,105)
                           -----------  -----------  -----------  -----------
                              (828,329)    (495,896)  (1,433,797)    (875,766)
CAPITAL SHARE
 TRANSACTIONS............    4,257,599    4,821,771    3,633,230    7,114,059
                           -----------  -----------  -----------  -----------
Total Increase (Decrease)
 in Net Assets...........    3,382,686    4,881,089    2,072,078    7,056,594
NET ASSETS
Beginning of year........   10,255,469    5,374,380   15,679,840    8,623,246
                           -----------  -----------  -----------  -----------
End of year (including
 undistributed net
 investment income as set
 forth below)............  $13,638,155  $10,255,469  $17,751,918  $15,679,840
                           ===========  ===========  ===========  ===========
Undistributed Net
 Investment Income.......  $         0  $         0  $         0  $         0
                           ===========  ===========  ===========  ===========

EQUITRUST VARIABLE INSURANCE SERIES FUND

                                   MANAGED
                                  PORTFOLIO
                           ------------------------
                           YEAR ENDED DECEMBER 31,
                              1999         1998
                           -----------  -----------
OPERATIONS
Net investment income....  $ 2,911,537  $ 2,635,770
Net realized gain (loss)
 from investment
 transactions............     (627,679)  (3,607,983)
Change in unrealized
appreciation/depreciation
 of investments..........   (3,923,204)  (4,288,730)
                           -----------  -----------
Net Increase (Decrease)
 in Net Assets Resulting
 from Operations.........   (1,639,346)  (5,260,943)
DIVIDENDS AND
 DISTRIBUTIONS TO
 SHAREHOLDERS FROM
Net investment income....   (2,634,990)     (19,731)
Net realized gain from
 investment
 transactions............                   (11,609)
                           -----------  -----------
                            (2,634,990)     (31,340)
CAPITAL SHARE
 TRANSACTIONS............   (4,330,475)  16,777,676
                           -----------  -----------
Total Increase (Decrease)
 in Net Assets...........   (8,604,811)  11,485,393
NET ASSETS
Beginning of year........   56,434,154   44,948,761
                           -----------  -----------
End of year (including
 undistributed net
 investment income as set
 forth below)............  $47,829,343  $56,434,154
                           ===========  ===========
Undistributed Net
 Investment Income.......  $ 2,911,537  $ 2,634,990
                           ===========  ===========

SEE ACCOMPANYING NOTES.

                                 MONEY MARKET               BLUE CHIP
                                  PORTFOLIO                 PORTFOLIO
                           ------------------------  ------------------------
                           YEAR ENDED DECEMBER 31,   YEAR ENDED DECEMBER 31,
                              1999         1998         1999         1998
                           -----------  -----------  -----------  -----------
OPERATIONS
Net investment income....  $  272,474   $  281,943   $ 1,070,657  $   816,315
Net realized gain (loss)
 from investment
 transactions............                              1,153,608     (236,791)
Change in unrealized
appreciation/depreciation
 of investments..........                             11,661,537    6,904,202
                           ----------   ----------   -----------  -----------
Net Increase (Decrease)
 in Net Assets Resulting
 from Operations.........     272,474      281,943    13,885,802    7,483,726
DIVIDENDS AND
 DISTRIBUTIONS TO
 SHAREHOLDERS FROM
Net investment income....    (272,474)    (281,943)     (816,323)      (2,137)
Net realized gain from
 investment
 transactions............                                              (3,441)
                           ----------   ----------   -----------  -----------
                             (272,474)    (281,943)     (816,323)      (5,578)
CAPITAL SHARE
 TRANSACTIONS............     567,273      (35,343)   12,929,326   21,507,002
                           ----------   ----------   -----------  -----------
Total Increase (Decrease)
 in Net Assets...........     567,273      (35,343)   25,998,805   28,985,150
NET ASSETS
Beginning of year........   6,042,174    6,077,517    60,850,075   31,864,925
                           ----------   ----------   -----------  -----------
End of year (including
 undistributed net
 investment income as set
 forth below)............  $6,609,447   $6,042,174   $86,848,880  $60,850,075
                           ==========   ==========   ===========  ===========
Undistributed Net
 Investment Income.......  $        0   $        0   $ 1,070,657  $   816,323
                           ==========   ==========   ===========  ===========

EQUITRUST VARIABLE INSURANCE SERIES FUND
SCHEDULE OF INVESTMENTS
VALUE GROWTH PORTFOLIO
DECEMBER 31, 1999

                                             SHARES
                                              HELD          VALUE
                                          -------------  -----------
COMMON STOCKS (78.45%)
---------------------------
  AGRICULTURAL SERVICES (1.15%)
  Rayonier, Inc.........................      10,000     $   470,625
  APPAREL & ACCESSORY STORES (1.06%)
  Wolverine World Wide, Inc.............      40,000         432,500
  CHEMICALS AND ALLIED PRODUCTS (2.56%)
  Avon Products, Inc....................      20,000         673,750
  RPM, Inc..............................      36,370         370,519
                                                         -----------
                                                           1,044,269
  COMMUNICATIONS (3.18%)
  AT & T Corporation....................      10,000         503,125
  MCI Worldcom, Inc.....................      10,000(1)      793,750
                                                         -----------
                                                           1,296,875
  DEPOSITORY INSTITUTIONS (1.52%)
  Bank of America.......................       6,175         312,995
  Glacier Bancorp, Inc..................       4,396          70,886
  U.S. Bancorp..........................      10,000         236,875
                                                         -----------
                                                             620,756
  EATING AND DRINKING PLACES (0.97%)
  McDonald's Corporation................      10,000         398,125
  ELECTRONIC AND OTHER ELECTRICAL EQUIPMENT (1.68%)
  ECI Telecom, Ltd......................      10,000         311,250
  National Service Industries...........      12,600         374,063
                                                         -----------
                                                             685,313
  FABRICATED METAL PRODUCTS (2.03%)
  Gillette Company......................      20,000         828,750
  FOOD AND KINDRED PRODUCTS (6.80%)
  Coca-Cola Company.....................      10,000         588,125
  ConAgra, Inc..........................       5,000         113,437
  Hershey Foods.........................      10,000         476,875
  Interstate Bakeries...................       5,000          89,687
  PepsiCo, Inc..........................      20,000         711,250
  Philip Morris Companies, Inc..........      15,000         355,313
  Sara Lee Corp.........................      20,000         445,000
                                                         -----------
                                                           2,779,687
  FOOD STORES (7.07%)
  Albertson's, Inc......................       8,000         257,500
  Casey's General Stores, Inc...........     130,750       1,372,875
  7-Eleven, Inc.........................     694,400(1)    1,258,600
                                                         -----------
                                                           2,888,975

EQUITRUST VARIABLE INSURANCE SERIES FUND
SCHEDULE OF INVESTMENTS
VALUE GROWTH PORTFOLIO (CONTINUED)

                                             SHARES
                                              HELD          VALUE
                                          -------------  -----------
  FURNITURE AND FIXTURES (0.73%)
  Newell Rubbermaid, Inc................      10,000     $   297,500
  GENERAL MERCHANDISE STORES (0.98%)
  Harcourt General, Inc.................      10,000         398,750
  HEALTH SERVICES (5.13%)
  Abbott Laboratories...................      20,000         733,750
  Cardinal Health, Inc..................      10,000         480,625
  Johnson & Johnson.....................       5,000         467,500
  Schering-Plough Corp..................      10,000         415,625
                                                         -----------
                                                           2,097,500
  HOLDING AND OTHER INVESTMENT OFFICES (2.04%)
  MBIA, Inc.............................      10,000         527,500
  Wintrust Financial Corp...............      20,550(1)      305,681
                                                         -----------
                                                             833,181
  INDUSTRIAL MACHINERY AND EQUIPMENT (2.67%)
  Ingersoll-Rand Co.....................      10,000         542,500
  NCR Corporation.......................      15,000(1)      546,562
                                                         -----------
                                                           1,089,062
  INSTRUMENTS & RELATED PRODUCTS (1.32%)
  Becton Dickinson & Co.................      20,000         538,750
  INSURANCE CARRIERS (7.56%)
  Allstate Corp.........................      11,600         278,400
  Chubb Corp............................      10,000         565,000
  Jefferson Pilot Corp..................      10,000         672,500
  MONY Group, Inc.......................      25,000         720,313
  Progressive Corp......................       5,000         370,625
  Transatlantic Holdings, Inc...........       2,850         221,231
  United Fire & Casualty Co.............      12,250         260,312
                                                         -----------
                                                           3,088,381
  MISCELLANEOUS MANUFACTURING INDUSTRIES (1.41%)
  Emerson Electric......................      10,000         575,000
  MOTION PICTURES (1.07%)
  Disney (Walt) Co......................      15,000         436,875
  NONDEPOSITORY INSTITUTIONS (4.80%)
  Berkshire Hathaway, Inc...............          15(1)      789,000
  Federal Home Loan Mortgage Corp.......      25,000       1,171,875
                                                         -----------
                                                           1,960,875

EQUITRUST VARIABLE INSURANCE SERIES FUND
SCHEDULE OF INVESTMENTS
VALUE GROWTH PORTFOLIO (CONTINUED)

                                             SHARES
                                              HELD          VALUE
                                          -------------  -----------
  OIL AND GAS EXTRACTION (7.32%)
  Apache Corp...........................      10,000     $   363,750
  Burlington Resources, Inc.............      10,000         327,500
  Offshore Logistics....................      30,000(1)      271,875
  Pride International, Inc..............     106,122       1,445,912
  Schlumberger LTD......................      10,000         582,500
                                                         -----------
                                                           2,991,537
  PETROLEUM AND COAL PRODUCTS (1.45%)
  Ashland Oil Co........................       5,000         164,688
  Chevron Corporation...................       5,000         427,500
                                                         -----------
                                                             592,188
  PRIMARY METAL INDUSTRIES (1.86%)
  Northwest Pipe Company................      54,200(1)      758,800
  PRINTING & PUBLISHING (1.00%)
  Belo (A.H.) Corp......................      22,000         408,375
  RUBBER AND MISCELLANEOUS PLASTICS PRODUCTS (1.61%)
  Illinois Tool Works...................      10,000         655,625
  SERVICES (0.34%)
  Service Corporation International.....      20,000         141,250
  TRANSPORTATION - BY AIR (1.77%)
  Petroleum Helicopters, Inc.
   (Non-Voting).........................      66,900         635,550
  Petroleum Helicopters, Inc.
   (Voting).............................       9,300          86,025
                                                         -----------
                                                             721,575
  TRANSPORTATION EQUIPMENT (0.78%)
  United Technologies Corp..............       5,000         320,625
  TRANSPORTATION SERVICES (0.82%)
  GATX Corp.............................      10,000         333,125
  TRUCKING AND WAREHOUSING (2.57%)
  Heartland Express, Inc................      45,580(1)      706,490
  United Parcel Services, Class B.......       5,000         345,313
                                                         -----------
                                                           1,051,803
  WATER TRANSPORTATION (1.30%)
  American Water Works, Inc.............      25,000         532,813
  WHOLESALE TRADE - NONDURABLE GOODS (1.90%)
  Super Valu Stores, Inc................      25,000         500,000
  Unilever N V..........................       5,000         275,313
                                                         -----------
                                                             775,313
                                                         -----------
Total Common Stocks.....................                  32,044,778
PREFERRED STOCKS (5.59%)
-----------------------------
  COMMUNICATIONS (0.27%)
  Cellnet Funding, LLC..................      48,500         112,156

EQUITRUST VARIABLE INSURANCE SERIES FUND
SCHEDULE OF INVESTMENTS
VALUE GROWTH PORTFOLIO (CONTINUED)

                                             SHARES
                                              HELD          VALUE
                                          -------------  -----------
  HOLDING AND OTHER INVESTMENT OFFICES (2.92%)
  General Growth Properties, Inc........      59,960     $ 1,191,705
  OIL AND GAS EXTRACTION (2.40%)
  Unocal Capital Trust..................      20,000         980,000
                                                         -----------
Total Preferred Stocks..................                   2,283,861

                                            PRINCIPAL
                                             AMOUNT
                                          -------------
CORPORATE BONDS (14.60%)
-----------------------------
  CHEMICALS AND ALLIED PRODUCTS (1.65%)
  Centocor, Inc., 4.75%, due 2/15/05....  $  500,000         674,375
  HEALTH SERVICES (2.62%)
  Athena Neurosciences, Inc., 4.75%, due
   11/15/04.............................   1,060,000       1,069,847
  PRIMARY METAL INDUSTRIES (4.97%)
  Quanex Corp., 6.88%, due 6/30/07......   2,050,000       2,029,500
  PRINTING AND PUBLISHING (5.36%)
  Mail-Well, Inc., 5.00%, due
   11/01/02.............................   2,300,000       2,190,681
                                                         -----------
Total Bonds.............................                   5,964,403

                                             SHARES
                                              HELD
                                          -------------
SHORT-TERM INVESTMENTS (1.31%)
-----------------------------------
  MONEY MARKET MUTUAL FUND
  Provident Treasury Fund, Class A......     532,166         532,166
                                                         -----------
Total Investments (99.95%)..............                  40,825,208
OTHER ASSETS LESS LIABILITIES (0.05%)
-----------------------------------------
  Cash, receivables and prepaid expense,
   less liabilities.....................                      22,367
                                                         -----------
Total Net Assets (100.00%)..............                 $40,847,575
                                                         ===========

(1)  Non-income producing securities.

SEE ACCOMPANYING NOTES.

EQUITRUST VARIABLE INSURANCE SERIES FUND
SCHEDULE OF INVESTMENTS
HIGH GRADE BOND PORTFOLIO
DECEMBER 31, 1999

                                            SHARES
                                             HELD        VALUE
                                          ----------  -----------
PREFERRED STOCKS (1.30%)
-----------------------------
  HOLDING & OTHER INVESTMENT OFFICES
  New Plan Excel Realty Trust...........       4,000  $   176,750

                                          PRINCIPAL
                                            AMOUNT
                                          ----------
CORPORATE BONDS (45.51%)
-----------------------------
  DEPOSITORY INSTITUTIONS (1.04%)
  J. P. Morgan & Co., 7.25%, due
   10/01/10.............................  $  150,000      141,537
  ELECTRIC, GAS AND SANITARY SERVICES (5.36%)
  National Co-op Services Corp.
   (Arkansas Electric), 9.48%, due
   1/01/12..............................     344,000      360,749
  Oglethorpe Power (OPC Scherer),
   6.974%, due 6/30/11..................     388,000      370,509
                                                      -----------
                                                          731,258
  GENERAL MERCHANDISE STORES (2.11%)
  J.C. Penney & Co., 8.25%, due
   8/15/22..............................     300,000      287,406
  HOLDING AND OTHER INVESTMENT OFFICES (5.50%)
  Federal Realty Investment Trust,
   8.875%, due 1/15/00..................     100,000      100,166
  Glenborough Properties, 7.625%, due
   3/15/05..............................     250,000      214,730
  Meditrust, 7.60%, due 9/13/05.........     150,000      114,539
  Washington REIT, 6.898%, due
   2/15/18..............................     350,000      320,716
                                                      -----------
                                                          750,151
  INDUSTRIAL MACHINERY AND EQUIPMENT (3.54%)
  Thermo Fibertek, 4.50%, due 7/15/04...     600,000      482,856
  NONDEPOSITORY INSTITUTIONS (3.18%)
  Household Finance Co., 7.30%, due
   7/30/12..............................     200,000      190,366
  Security Capital Pacific, 7.20%, due
   3/01/13..............................     275,000      243,512
                                                      -----------
                                                          433,878
  PAPER AND ALLIED PRODUCTS (1.09%)
  Union Camp Corp., 8.625%, due
   4/15/16..............................     144,000      149,483
  RAILROAD TRANSPORTATION (0.17%)
  Union Pacific Corp., 8.50%, due
   1/15/17..............................      24,000       23,373
  TEXTILE MILL PRODUCTS (1.92%)
  Unifi, 6.50%, due 2/01/08.............     280,000      261,565
  TOBACCO PRODUCTS (5.14%)
  UST, Inc., 7.25%, due 6/01/09.........     750,000      701,670
  TRANSPORTATION EQUIPMENT (1.25%)
  Ford Motor Credit Co., 9.215%, due
   9/15/21..............................     150,000      170,460
  TRANSPORTATION BY AIR (13.61%)
  Continental Airlines, 6.545%, due
   8/02/20..............................     499,786      445,289
  Northwest Airlines, 7.575%, due
   9/01/20..............................     800,000      722,552
  US Air, Inc., 8.36%, due 1/20/19......     700,000      687,708
                                                      -----------
                                                        1,855,549

EQUITRUST VARIABLE INSURANCE SERIES FUND
SCHEDULE OF INVESTMENTS
HIGH GRADE BOND PORTFOLIO (CONTINUED)

                                          PRINCIPAL
                                            AMOUNT       VALUE
                                          ----------  -----------
  TRUCKING AND WAREHOUSING (1.60%)
  Federal Express, 7.50%, due 1/15/18...  $  226,621  $   217,622
                                                      -----------
Total Corporate Bonds...................                6,206,808
MORTGAGE-BACKED SECURITIES (23.19%)
------------------------------------------
  FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)
   (0.13%)
  Pool # 50276, 9.50%, due 2/01/20......      16,970       17,962
  GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
   (GNMA) (23.06%)
  Pool # 1512, 7.50%, due 12/20/23......     242,764      240,640
  Pool # 22630, 6.50%, due 8/01/28......     464,864      436,972
  Pool # 2631, 7.00%, due 8/01/28.......     674,906      652,337
  Pool # 2658, 6.50%, due 10/01/28......     839,189      788,837
  Pool # 2701, 6.50%, due 1/20/29.......     955,627      898,290
  Pool # 236070, 10.00%, due 10/15/12...      79,186       85,942
  Pool # 276337, 10.00%, due 8/15/19....      37,885       41,259
                                                      -----------
                                                        3,144,277
                                                      -----------
Total Mortgage-Backed Securities........                3,162,239
UNITED STATES TREASURY OBLIGATION (3.03%)
------------------------------------------------
  U.S. Treasury Note, 7.25%, due
   8/15/04..............................     400,000      413,844
SHORT-TERM INVESTMENTS (25.87%)
------------------------------------
  UNITED STATES GOVERNMENT AGENCIES (21.90%)
  Federal Home Loan Mortgage Corp., due
   1/19/00..............................     750,000      747,782
  Federal Home Loan Mortgage Corp., due
   1/27/00..............................   1,500,000    1,493,688
  Federal Home Loan Mortgage Corp., due
   2/08/00..............................     750,000      745,361
                                                      -----------
                                                        2,986,831

                                            SHARES
                                             HELD
                                          ----------
  MONEY MARKET MUTUAL FUND (3.97%)
  Provident Treasury Fund, Class A......     542,107      542,107
                                                      -----------
Total Short-Term Investments............                3,528,938
                                                      -----------
Total Investments (98.90%)..............               13,488,579
OTHER ASSETS LESS LIABILITIES (1.10%)
-----------------------------------------
  Cash, receivables and prepaid expense,
   less liabilities.....................                  149,576
                                                      -----------
Total Net Assets (100.00%)..............              $13,638,155
                                                      ===========

SEE ACCOMPANYING NOTES.

EQUITRUST VARIABLE INSURANCE SERIES FUND
SCHEDULE OF INVESTMENTS
HIGH YIELD BOND PORTFOLIO
DECEMBER 31, 1999

                                             SHARES
                                              HELD          VALUE
                                          -------------  -----------
COMMON STOCKS (0.47%)
--------------------------
  FOOD STORES
  Penn Traffic Co.......................       9,092(1)  $    84,101
PREFERRED STOCKS (6.37%)
-----------------------------
  DEPOSITORY INSTITUTIONS (0.63%)
  CFB Capital I.........................       5,000         111,250
  HOLDING AND OTHER INVESTMENT OFFICES (1.74%)
  New Plan Excel Realty Trust...........       7,000         309,313
  METAL MINING (4.00%)
  Cameco Corp...........................      36,000         711,000
                                                         -----------
Total Preferred Stocks..................                   1,131,563

                                            PRINCIPAL
                                             AMOUNT
                                          -------------
CORPORATE BONDS (86.52%)
-----------------------------
  AMUSEMENT AND RECREATION SERVICES (0.57%)
  AMF Bowling Worldwide, Inc., 10.875%,
   due 3/15/06..........................  $  240,000         102,000
  APPAREL AND OTHER TEXTILE PRODUCTS (1.11%)
  Dan River, Inc., 10.125%, due
   12/15/03.............................     200,000         197,000
  AUTO REPAIR, SERVICES AND PARKING (3.69%)
  Budget Group, Inc., 9.125%, due
   4/01/06..............................     700,000         654,500
  BUSINESS SERVICES (3.35%)
  Cendant Corporation, 7.75%, due
   12/01/03.............................     600,000         594,630
  CHEMICALS AND ALLIED PRODUCTS (6.45%)
  Lyondell Chemical Co., 9.625%, due
   5/01/07..............................     900,000         927,000
  Terra Industries, Inc., 10.50%, due
   6/15/05..............................     300,000         217,500
                                                         -----------
                                                           1,144,500
  COMMUNICATIONS (5.15%)
  Savoy Pictures, 7.00%, due 7/01/03....     450,000         425,250
  Telephone & Data Systems, Inc., 7.00%,
   due 8/01/06..........................     500,000         489,005
                                                         -----------
                                                             914,255
  DEPOSITORY INSTITUTIONS (1.39%)
  First Bank N.A., 6.25%, due 8/15/05...     250,000         245,980
  ELECTRIC, GAS AND SANITARY SERVICES (11.45%)
  Allied Waste North America, 10.00%,
   due 8/01/09..........................     800,000         716,000
  ESI Tractebel, 7.99%, due 12/30/11....     340,000         305,393
  Gulf States Utilities, 8.94%, due
   1/01/22..............................     700,000         705,838
  Waterford 3 Nuclear Power Plant,
   8.09%, due 1/02/17...................     321,282         305,947
                                                         -----------
                                                           2,033,178

EQUITRUST VARIABLE INSURANCE SERIES FUND
SCHEDULE OF INVESTMENTS
HIGH YIELD BOND PORTFOLIO (CONTINUED)

                                            PRINCIPAL
                                             AMOUNT         VALUE
                                          -------------  -----------
  ELECTRONIC AND OTHER ELECTRIC EQUIPMENT (1.35%)
  Advanced Micro Devices, Inc., 11.00%,
   due 8/01/03..........................  $  240,000     $   239,700
  FOOD STORES (0.24%)
  Penn Traffic Co., 11.00%, due
   6/29/09..............................      47,850          41,630
  GENERAL MERCHANDISE STORES (4.34%)
  J.C. Penney & Co., 8.25%, due
   8/15/22..............................     300,000         287,406
  Woolworth F.W., 7.00%, due 6/01/00....     500,000         482,500
                                                         -----------
                                                             769,906
  HEALTH SERVICES (2.63%)
  Tenet Healthcare, 7.625%, due
   6/01/08..............................     500,000         466,250
  HOLDING AND OTHER INVESTMENT OFFICES (11.37%)
  Bradley Operating LP, 7.20%, due
   1/15/08..............................     450,000         407,227
  Federal Realty Investment Trust,
   7.48%, due 8/15/26...................     600,000         556,283
  Glenborough Properties, 7.625%, due
   3/15/05..............................     400,000         343,568
  Price Development Company, 7.29%, due
   3/11/08..............................     450,000         416,241
  SUSA Partnership LP, 8.20%, due
   6/01/17..............................     325,000         294,551
                                                         -----------
                                                           2,017,870
  INDUSTRIAL MACHINERY AND EQUIPMENT (4.69%)
  AGCO Corp., 8.50%, due 3/15/06........     900,000         832,500
  INSTRUMENTS AND RELATED PRODUCTS (4.29%)
  Thermo Electron Corp., 4.25%, due
   1/01/03..............................     900,000         761,913
  LUMBER AND WOOD PRODUCTS (2.22%)
  Georgia-Pacific Corp., 9.875%, due
   11/01/21.............................     225,000         239,272
  Georgia-Pacific Corp., 9.125%, due
   7/01/22..............................     150,000         154,119
                                                         -----------
                                                             393,391
  METAL MINING (2.73%)
  INCO Ltd., 9.875%, due 6/15/19........     500,000         485,065
  NONDEPOSITORY INSTITUTIONS (0.70%)
  Macsaver Financial, 7.40%, due
   2/15/02..............................     200,000         125,000
  OIL AND GAS EXTRACTION (7.31%)
  Occidental Petroleum Co., 7.375%, due
   11/15/08.............................     400,000         391,536
  Pool Energy Services, 8.625%, due
   4/01/08..............................     900,000         906,750
                                                         -----------
                                                           1,298,286
  PAPER AND ALLIED PRODUCTS (1.17%)
  Container Corp. of America, 9.75%, due
   4/01/03..............................     200,000         208,500
  REAL ESTATE (3.38%)
  United Dominion Realty Trust, 8.125%,
   due 11/15/00.........................     600,000         600,732
  TRANSPORTATION SERVICES (2.63%)
  Federal Mogul Co., 7.75%, due
   7/01/06..............................     500,000         466,820

EQUITRUST VARIABLE INSURANCE SERIES FUND
SCHEDULE OF INVESTMENTS
HIGH YIELD BOND PORTFOLIO (CONTINUED)

                                            PRINCIPAL
                                             AMOUNT         VALUE
                                          -------------  -----------
  WATER TRANSPORTATION (4.31%)
  Windsor Petroleum Transport, 7.84%,
   due 1/15/21..........................  $1,000,000     $   765,000
                                                         -----------
Total Corporate Bonds...................                  15,358,606

SHORT-TERM INVESTMENTS (4.74%)
-----------------------------------
  UNITED STATES GOVERNMENT AGENCIES (4.21%)
  Federal Home Loan Mortgage Corp., due
   1/27/00..............................     750,000         746,844

                                             SHARES
                                              HELD
                                          -------------
  MONEY MARKET MUTUAL FUND (0.53%)
  Provident Treasury Fund, Class A......      94,341          94,341
                                                         -----------
Total Short-Term Investments............                     841,185
                                                         -----------
Total Investments (98.10%)..............                  17,415,455
OTHER ASSETS LESS LIABILITIES (1.90%)
-----------------------------------------
  Cash, receivables and prepaid expense,
   less liabilities.....................                     336,463
                                                         -----------
Total Net Assets (100.00%)..............                 $17,751,918
                                                         ===========

(1)  Non-income producing securities.

SEE ACCOMPANYING NOTES.

EQUITRUST VARIABLE INSURANCE SERIES FUND
SCHEDULE OF INVESTMENTS
MANAGED PORTFOLIO
DECEMBER 31, 1999

                                             SHARES
                                              HELD          VALUE
                                          -------------  -----------
COMMON STOCKS (10.71%)
---------------------------
  CHEMICALS AND ALLIED PRODUCTS (1.07%)
  RPM, Inc..............................      50,000     $   509,375
  DEPOSITORY INSTITUTIONS (0.65%)
  Bank of America.......................       6,175         312,995
  ELECTRIC, GAS AND SANITARY SERVICES (3.13%)
  Idacorp, Inc..........................      36,000         960,750
  Northern States Power Co..............      27,000         538,313
                                                         -----------
                                                           1,499,063
  FOOD AND KINDRED PRODUCTS (2.35%)
  ConAgra, Inc..........................      18,800         426,525
  Philip Morris Companies, Inc..........      20,000         473,750
  Sara Lee Corp.........................      10,000         222,500
                                                         -----------
                                                           1,122,775
  OIL AND GAS EXTRACTION (3.51%)
  Offshore Logistics....................      62,700(1)      568,219
  Pride International, Inc..............      81,633(1)    1,112,249
                                                         -----------
                                                           1,680,468
                                                         -----------
Total Common Stocks.....................                   5,124,676
PREFERRED STOCKS (48.73%)
------------------------------
  COMMUNICATIONS (0.12%)
  Cellnet Funding, LLP..................      25,000          57,813
  DEPOSITORY INSTITUTIONS (6.82%)
  CFB Capital I.........................      57,500       1,279,375
  CFB Capital II........................       5,940         119,542
  Harris Capital........................      20,000         412,500
  Taylor Capital Group, Inc.............      58,000       1,450,000
                                                         -----------
                                                           3,261,417
  EATING AND DRINKING PLACES (1.42%)
  Wendy's Financing.....................      14,300         679,250
  ELECTRIC, GAS AND SANITARY SERVICES (5.09%)
  Equitable Resources...................      50,000         937,500
  Nisource, Inc.........................      28,000       1,008,000
  Northwestern Capital Finance, Inc.....      24,500         490,000
                                                         -----------
                                                           2,435,500
  FOOD STORES (5.35%)
  Suiza Capital Trust II................      72,500       2,555,625
  HEALTH SERVICES (1.19%)
  McKesson Financing Trust..............      14,700         567,788

EQUITRUST VARIABLE INSURANCE SERIES FUND
SCHEDULE OF INVESTMENTS
MANAGED PORTFOLIO (CONTINUED)

                                             SHARES
                                              HELD          VALUE
                                          -------------  -----------
  HOLDING AND OTHER INVESTMENT OFFICES (6.06%)
  General Growth Properties, Inc........     100,000     $ 1,987,500
  Wintrust Capital Trust................      37,500         909,375
                                                         -----------
                                                           2,896,875
  INDUSTRIAL MACHINERY AND EQUIPMENT (1.52%)
  Coltec Capital Trust..................      20,000         727,500
  INSURANCE CARRIERS (2.34%)
  Equitable of Iowa Capital.............      43,747       1,118,283
  NONDEPOSITORY INSTITUTIONS (4.39%)
  Mediaone Finance Trust................      25,000         631,250
  Newell Financial Trust I..............      38,000       1,467,750
                                                         -----------
                                                           2,099,000
  OIL AND GAS EXTRACTION (5.78%)
  EVI, Inc..............................      40,000       1,510,000
  El Paso Energy Capital Trust, Inc.....      15,000         765,000
  Unocal Capital Trust..................      10,000         490,000
                                                         -----------
                                                           2,765,000
  PETROLEUM AND COAL PRODUCTS (4.48%)
  Canadian Occidental Petroleum.........      56,000       1,204,000
  Tosco Financial Trust.................      20,000         940,000
                                                         -----------
                                                           2,144,000
  PIPELINES EXCEPT NATURAL GAS (2.33%)
  Enron Capital.........................      47,200       1,115,100
  RAILROAD TRANSPORTATION (0.34%)
  Union Pacific Capital Trust...........       4,000         164,000
  TRANSPORTATION EQUIPMENT (1.50%)
  Fleetwood Capital Trust...............      20,000         717,500
                                                         -----------
Total Preferred Stocks..................                  23,304,651

                                            PRINCIPAL
                                             AMOUNT
                                          -------------
CORPORATE BONDS (37.87%)
-----------------------------
  AMUSEMENT AND RECREATION SERVICES (2.16%)
  Acclaim Entertainment, Inc., 10.00%,
   due 3/01/02..........................  $1,000,000       1,034,380
  CHEMICALS AND ALLIED PRODUCTS (4.28%)
  Centocor, Inc., 4.75%, due 2/15/05....     500,000         674,375
  Cetus Corp., 5.25%, due 5/21/02.......   1,000,000       1,372,100
                                                         -----------
                                                           2,046,475
  ELECTRIC, GAS AND SANITARY SERVICES (0.18%)
  National Co-op Services Corp.
   (Arkansas Electric), 9.48%,
   due 1/01/12..........................      84,000          88,090

EQUITRUST VARIABLE INSURANCE SERIES FUND
SCHEDULE OF INVESTMENTS
MANAGED PORTFOLIO (CONTINUED)

                                            PRINCIPAL
                                             AMOUNT         VALUE
                                          -------------  -----------
  HEALTH SERVICES (10.40%)
  Alza Corp., 5.00%, due 5/01/06........  $1,000,000     $ 1,051,140
  Athena Neurosciences, Inc., 4.75%,
   due 11/15/04.........................   1,700,000       1,715,793
  Dura Pharmaceuticals, 3.50%,
   due 7/15/02..........................   2,000,000       1,625,000
  Healthsouth Corp., 3.25%,
   due 4/01/03..........................     750,000         583,185
                                                         -----------
                                                           4,975,118
  METAL MINING (2.64%)
  Teck Corp., 3.75%, due 7/15/06........   1,500,000       1,263,750
  MISCELLANEOUS RETAIL (1.44%)
  Rite Aid Corp., 5.25%, due 9/15/02....   1,000,000         687,890
  NONDEPOSITORY INSTITUTIONS (1.62%)
  Consumer Portfolio Services, Inc.,
   10.50%, due 4/15/04..................   1,400,000         777,000
  OIL AND GAS EXTRACTION (6.09%)
  Diamond Offshore Drilling, 3.75%,
   due 2/15/07..........................   1,700,000       1,690,633
  Offshore Logistics, 6.00%,
   due 12/15/03.........................   1,500,000       1,220,580
                                                         -----------
                                                           2,911,213
  PRIMARY METAL INDUSTRIES (4.60%)
  Quanex Corp., 6.88%, due 6/30/07......   2,220,000       2,197,800
  PRINTING AND PUBLISHING (4.46%)
  Mail Well, Inc., 5.00%,
   due 11/01/02.........................   2,240,000       2,133,533
                                                         -----------
  Total Corporate Bonds.................                  18,115,249

                                             SHARES
                                              HELD
                                          -------------
SHORT-TERM INVESTMENTS (2.01%)
-----------------------------------
  MONEY MARKET MUTUAL FUND
  Provident Treasury Fund, Class A......     960,471         960,471
                                                         -----------
Total Investments (99.32%)..............                  47,505,047
OTHER ASSETS LESS LIABILITIES (0.68%)
-----------------------------------------
  Cash, receivables and prepaid expense,
   less liabilities.....................                     324,296
                                                         -----------
Total Net Assets (100.00%)..............                 $47,829,343
                                                         ===========

(1)  Non-income producing securities.

SEE ACCOMPANYING NOTES.

EQUITRUST VARIABLE INSURANCE SERIES FUND
SCHEDULE OF INVESTMENTS
MONEY MARKET PORTFOLIO
DECEMBER 31, 1999

                                     ANNUALIZED
                                      YIELD ON
                                      PURCHASE   PRINCIPAL
                                        DATE      AMOUNT      VALUE
                                     ----------  ---------  ----------
SHORT-TERM INVESTMENTS (94.92%)
------------------------------------
  COMMERCIAL PAPER (23.00%)
    NONDEPOSITORY INSTITUTIONS
    American General Finance Co.,
     6.44%, due 1/26/00............      6.440%  $300,000   $  300,000
    Ford Motor Credit Corp., 5.74%,
     due 1/03/00...................      5.738    225,000      225,000
    General Electric Capital,
     5.29%, due 2/14/00............      5.285    325,000      325,000
    IBM Credit Corp., 6.03%, due
     2/01/00.......................      6.029    320,000      320,000
    Texaco, Inc., 5.86%, due
     1/13/00.......................      5.863    350,000      350,000
                                                            ----------
  Total Commercial Paper...........                          1,520,000
  UNITED STATES GOVERNMENT AGENCIES (71.92%)
    Federal Farm Credit Bank, due
     1/11/00.......................      5.683    205,000      204,650
    Federal Farm Credit Bank, due
     1/20/00.......................      5.637    270,000      269,169
    Federal Home Loan Bank, due
     1/05/00.......................      5.456    420,000      419,686
    Federal Home Loan Bank, due
     1/10/00.......................      5.577    475,000      474,275
    Federal Home Loan Bank, due
     1/14/00.......................      5.525    210,000      209,556
    Federal Home Loan Mortgage
     Corp., due 1/12/00............      5.694    205,000      204,617
    Federal Home Loan Mortgage
     Corp., due 1/18/00............      5.684    400,000      398,882
    Federal Home Loan Mortgage
     Corp., due 1/19/00............      5.699    250,000      249,261
    Federal Home Loan Mortgage
     Corp., due 1/25/00............      5.675    495,000      493,083
    Federal Home Loan Mortgage
     Corp., due 1/27/00............      5.712    150,000      149,369
    Federal Home Loan Mortgage
     Corp., due 2/02/00............      5.921    290,000      288,456
    Federal National Mortgage
     Assoc., due 1/24/00...........      5.794    215,000      214,184
    Federal National Mortgage
     Assoc., due 1/28/00...........      5.798    445,000      443,029
    Federal National Mortgage
     Assoc., due 2/03/00...........      5.859    515,000      512,205
    Federal National Mortgage
     Assoc., due 2/09/00...........      5.867    225,000      223,562
                                                            ----------
  Total United States Government
   Agencies........................                          4,753,984
                                                            ----------
Total Short-Term Investments.......                          6,273,984
OTHER ASSETS LESS LIABILITIES (5.08%)
-----------------------------------------
  Cash, receivables and prepaid
   expense, less liabilities.......                            335,463
                                                            ----------
Total Net Assets (100.00%).........                         $6,609,447
                                                            ==========

SEE ACCOMPANYING NOTES.

EQUITRUST VARIABLE INSURANCE SERIES FUND
SCHEDULE OF INVESTMENTS
BLUE CHIP PORTFOLIO
DECEMBER 31, 1999

                                             SHARES
                                              HELD          VALUE
                                          -------------  ------------
COMMON STOCKS (91.72%)
---------------------------
  CHEMICALS AND ALLIED PRODUCTS (11.58%)
  Bristol-Myers Squibb Co...............      28,824     $ 1,880,766
  DuPont (EI) de Nemours & Co...........      20,156       1,312,660
  Lilly & Company.......................      13,208         888,238
  Merck & Co., Inc......................      24,028       1,630,901
  Pfizer, Inc...........................      28,600         934,863
  Procter & Gamble Co...................      16,830       1,844,989
  Union Carbide Corp....................      24,489       1,561,174
                                                         -----------
                                                          10,053,591
  COMMUNICATIONS (8.12%)
  AT & T Corp...........................      31,414       1,580,517
  Bell Atlantic Corp....................      26,287       1,618,294
  CBS Corp..............................      41,346(1)    2,573,789
  MCI Worldcom, Inc.....................      16,152(1)    1,282,065
                                                         -----------
                                                           7,054,665
  COMPUTER PROGRAMMING & SOFTWARE (2.12%)
  Microsoft Corp........................      15,696(1)    1,846,242
  DEPOSITORY INSTITUTIONS (2.54%)
  BankAmerica Corp......................      17,395         881,709
  J. P. Morgan & Co.....................      10,458       1,323,591
                                                         -----------
                                                           2,205,300
  EATING AND DRINKING PLACES (1.90%)
  McDonald's Corp.......................      41,465       1,650,825
  ELECTRONIC & OTHER ELECTRIC EQUIPMENT (11.89%)
  Cisco Systems, Inc....................      24,762(1)    2,629,415
  General Electric Co...................      17,950       2,781,128
  Intel Corporation.....................      17,786       1,488,466
  Lucent Technologies, Inc..............      39,289       2,941,764
  Raytheon Company......................      19,854         488,905
                                                         -----------
                                                          10,329,678
  FOOD AND KINDRED PRODUCTS (3.61%)
  Coca-Cola Co. (The)...................      20,776       1,221,889
  PepsiCo, Inc..........................      34,028       1,210,121
  Philip Morris Companies, Inc..........      29,629         701,837
                                                         -----------
                                                           3,133,847
  GENERAL MERCHANDISE STORES (5.09%)
  Sears, Roebuck & Co...................      23,690         728,467
  Wal-Mart Stores, Inc..................      54,393       3,688,525
                                                         -----------
                                                           4,416,992

EQUITRUST VARIABLE INSURANCE SERIES FUND
SCHEDULE OF INVESTMENTS
BLUE CHIP PORTFOLIO (CONTINUED)

                                             SHARES
                                              HELD          VALUE
                                          -------------  ------------
  HEALTH SERVICES (1.98%)
  Johnson & Johnson.....................      18,428     $ 1,723,018
  INDUSTRIAL MACHINERY AND EQUIPMENT (6.24%)
  Caterpillar, Inc......................      25,076       1,153,496
  Hewlett-Packard Co....................      14,902       1,718,387
  International Business Machines
   Corp.................................      23,368       2,547,112
                                                         -----------
                                                           5,418,995
  INSTRUMENTS AND RELATED PRODUCTS (1.19%)
  Eastman Kodak Co......................      15,816       1,035,948
  INSURANCE CARRIERS (3.71%)
  Allstate Corp.........................      33,349         800,376
  American International Group, Inc.....      22,329       2,419,905
                                                         -----------
                                                           3,220,281
  MOTION PICTURES (1.38%)
  Disney (Walt) Co......................      41,239       1,201,086
  NONDEPOSITORY INSTITUTIONS (2.01%)
  Citigroup, Inc........................      31,540       1,744,556
  PAPER AND ALLIED PRODUCTS (3.04%)
  International Paper Co................      24,210       1,319,445
  Minnesota Mining & Manufacturing
   Co...................................      13,607       1,324,131
                                                         -----------
                                                           2,643,576
  PETROLEUM AND COAL PRODUCTS (6.39%)
  Chevron Corp..........................      14,917       1,275,404
  Exxon Mobil Corporation...............      39,396       3,173,840
  Texaco, Inc...........................      20,430       1,099,389
                                                         -----------
                                                           5,548,633
  PRIMARY METAL INDUSTRIES (2.85%)
  Aluminum Company of America...........      30,788       2,474,585
  RUBBER AND MISCELLANEOUS PLASTICS PRODUCTS (0.70%)
  Goodyear Tire & Rubber Co.............      22,126         607,082
  SECURITY AND COMMODITY BROKERS (6.51%)
  American Express Co...................      15,182       2,516,416
  Morgan Stanley, Dean Witter,
   Discover & Co........................      22,191       3,134,479
                                                         -----------
                                                           5,650,895

EQUITRUST VARIABLE INSURANCE SERIES FUND
SCHEDULE OF INVESTMENTS
BLUE CHIP PORTFOLIO (CONTINUED)

                                             SHARES
                                              HELD          VALUE
                                          -------------  ------------
  TRANSPORTATION EQUIPMENT (8.87%)
  Boeing Co. (The)......................      25,420     $ 1,050,164
  Ford Motor Co.........................      28,706       1,533,977
  General Motors Corp...................      20,336       1,476,902
  Honeywell International, Inc..........      30,799       1,747,843
  United Technologies Corp..............      29,532       1,893,740
                                                         -----------
                                                           7,702,626
                                                         -----------
Total Common Stocks.....................                  79,662,421

SHORT-TERM INVESTMENTS (8.50%)
-----------------------------------
  MONEY MARKET MUTUAL FUND (1.04%)
  Provident Treasury Fund, Class A......     898,926         898,926

                                            PRINCIPAL
                                             AMOUNT
                                          -------------
  UNITED STATES GOVERNMENT AGENCIES (7.46%)
  Federal Home Loan Bank, due 1/10/00...  $  500,000         499,237
  Federal National Mortgage Association,
   due 1/18/00..........................     750,000         747,893
  Federal Home Loan Mortgage Corp., due
   1/05/00..............................     500,000         499,614
  Federal Home Loan Mortgage Corp., due
   1/12/00..............................     500,000         499,069
  Federal Home Loan Mortgage Corp., due
   1/13/00..............................   2,000,000       1,995,868
  Federal Home Loan Mortgage Corp., due
   1/27/00..............................   2,250,000       2,240,532
                                                         -----------
                                                           6,482,213
                                                         -----------
Total Short-Term Investments............                   7,381,139
                                                         -----------
Total Investments (100.22%).............                  87,043,560
OTHER ASSETS LESS LIABILITIES (-0.22%)
------------------------------------------
  Cash, receivables and prepaid expense,
   less liabilities.....................                    (194,680)
                                                         -----------
Total Net Assets (100.00%)..............                 $86,848,880
                                                         ===========

(1)  Non-income producing securities.

SEE ACCOMPANYING NOTES.

EQUITRUST VARIABLE INSURANCE SERIES FUND
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 1999

1.  SIGNIFICANT ACCOUNTING POLICIES

    EquiTrust Variable Insurance Series Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended, as a no-load, open-end diversified management investment company and operates in the mutual fund industry. The Fund currently consists of six portfolios (known as the Value Growth, High Grade Bond, High Yield Bond, Managed, Money Market and Blue Chip Portfolios). Shares of the Fund are sold only to certain life insurance companies' separate accounts to fund the benefits under variable insurance contracts issued by such life insurance companies, including Farm Bureau Life Insurance Company (see NOTE 3).

    All portfolios, other than the Money Market Portfolio, value their common stocks, preferred stocks, corporate bonds, United States Treasury obligations and mortgage-backed securities that are traded on any national exchange at the last sale price on the day of valuation or, lacking any sales, at the mean between the closing bid and asked prices. If the mean is not available, exchange traded securities are valued using the prior day's closing prices. Investments traded in the over-the-counter market are valued at the mean between the bid and asked prices or yield equivalent as obtained from one or more dealers that make markets in the securities. Investments for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund's Board of Trustees. Short-term investments (including repurchase agreements) are valued at market value, except that obligations maturing in 60 days or less are valued using the amortized cost method of valuation described below.

    The Money Market Portfolio values investments at amortized cost, which approximates market value. Under the amortized cost method, a security is valued at its cost on the date of purchase and thereafter is adjusted to reflect a constant amortization to maturity of the difference between the principal amount due at maturity and the cost of the investment to the portfolio.

    The value of the underlying securities serving to collateralize repurchase agreements is marked to market daily. Should the value of the underlying securities decline, the seller would be required to provide the applicable portfolio with additional securities, so that the aggregate value of the underlying securities was at least equal to the repurchase price. If a seller of a repurchase agreement were to default, the affected portfolio might experience losses in enforcing its rights. To minimize this risk, the investment adviser (under the supervision of the Board of Trustees) will monitor the creditworthiness of the seller of the repurchase agreement and must find such creditworthiness satisfactory before a portfolio may enter into the repurchase agreement.

    The Fund records investment transactions generally one day after the trade date. The identified cost basis has been used in determining the net realized gain or loss from investment transactions and unrealized appreciation or depreciation on investments. Dividend income is recorded on the ex-dividend date and interest is recognized on an accrual basis. Discounts and premiums on investments purchased are amortized over the life of the respective investments.

    Dividends and distributions to shareholders are recorded on the record date.

    The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

EQUITRUST VARIABLE INSURANCE SERIES FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

2.  FEDERAL INCOME TAXES

    No provision for federal income taxes is considered necessary because the Fund is qualified as a "regulated investment company" under the Internal Revenue Code and intends to distribute each year substantially all of its net investment income and realized capital gains to shareholders. The cost of investments is the same for both federal income tax and financial reporting purposes.

    At December 31, 1999, the Value Growth and Managed Portfolios had net capital loss carryforwards of $10,702,000 and $3,188,000, respectively, which expire in 2006. In addition, the High Yield Bond and Managed Portfolios had net capital loss carryforwards of $104,000 and $691,000, respectively, which expire in 2007.

3.  MANAGEMENT CONTRACT AND TRANSACTIONS WITH AFFILIATES

    The Fund has entered into agreements with EquiTrust Investment Management Services, Inc. ("EquiTrust Investment") relating to the management of the portfolios and the investment of its assets. Pursuant to these agreements, fees paid to EquiTrust Investment are as follows: (1) annual investment advisory and management fees, which are based on each portfolio's daily net assets as follows: Value Growth Portfolio -- 0.45%; High Grade Bond Portfolio -- 0.30%; High Yield Bond Portfolio -- 0.45%; Managed Portfolio -- 0.45%; Money Market Portfolio -- 0.25%; and Blue Chip Portfolio -- 0.20%, and (2) accounting fees, which are based on each portfolio's daily net assets at an annual rate of 0.05%, with a maximum per portfolio annual expense of $30,000.

    The Fund has entered into an agreement with EquiTrust Investment whereby EquiTrust Investment also serves as the principal underwriter and distributor of the Fund's shares and as the Fund's shareholder service, transfer and dividend disbursing agent. There are no additional fees associated with these services.

    EquiTrust Investment has agreed to reimburse the portfolios annually for total expenses, excluding brokerage, interest, taxes and extraordinary expenses in excess of 1.50% of each portfolio's average daily net assets. The amount reimbursed, however, shall not exceed the amount of the investment advisory and management fee paid by the portfolio for such period. During the year ended December 31, 1999, EquiTrust Investment further agreed to reimburse any portfolio, to the extent that annual operating expenses, including the investment advisory fee, exceed 0.65%. For the year ended December 31, 1999, the Fund's net expenses did not exceed the reimbursement thresholds and accordingly, no expenses were reimbursed by EquiTrust Investment.

    Certain officers and trustees of the Fund are also officers of EquiTrust Investment and its affiliate, Farm Bureau Life Insurance Company and other affiliated entities. At December 31, 1999, the total number of the shares of each portfolio owned by Farm Bureau Life Insurance Company, EquiTrust Life Insurance Company (an affiliate), and related separate accounts are as follows:

PORTFOLIO                                            SHARES
---------                                           ---------
Value Growth......................................  4,698,714
High Grade Bond...................................  1,431,846
High Yield Bond...................................  1,902,689
Managed...........................................  4,539,787
Money Market......................................  6,609,447
Blue Chip.........................................  1,973,463

EQUITRUST VARIABLE INSURANCE SERIES FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

4.  EXPENSE OFFSET ARRANGEMENTS

    The Fund and other mutual funds managed by EquiTrust Investment have an agreement with the custodian bank to indirectly pay a portion of the custodian's fees through credits earned by the Funds' cash on deposit with the bank. This deposit agreement is an alternative to overnight investments.

5.  CAPITAL SHARE TRANSACTIONS

    The Fund has an unlimited number of shares of beneficial interest authorized with no par value. Net assets as of December 31, 1999, consisted of:

                                                            PORTFOLIO
                           ----------------------------------------------------------------------------
                              VALUE      HIGH GRADE   HIGH YIELD                  MONEY        BLUE
                              GROWTH        BOND         BOND        MANAGED      MARKET       CHIP
                           ------------  -----------  -----------  -----------  ----------  -----------
Paid-in capital..........  $ 57,149,560  $14,243,635  $19,048,129  $55,868,514  $6,609,447  $58,128,894
Accumulated undistributed
 net
 investment income.......       855,293                              2,911,537                1,070,657
Accumulated undistributed
 net
 realized gain (loss)
 from
 investment
 transactions............   (11,940,055)      18,110     (104,067)  (4,235,661)                 916,814
Net unrealized
 appreciation
 (depreciation) of
 investments.............    (5,217,223)    (623,590)  (1,192,144)  (6,715,047)              26,732,515
                           ------------  -----------  -----------  -----------  ----------  -----------
    Net Assets...........  $ 40,847,575  $13,638,155  $17,751,918  $47,829,343  $6,609,447  $86,848,880
                           ============  ===========  ===========  ===========  ==========  ===========

    Transactions in shares of beneficial interest for each portfolio were as follows:

                                                     SHARES ISSUED IN
                                                      REINVESTMENT OF
                                                       DIVIDENDS AND                                   NET INCREASE
                                 SHARES SOLD           DISTRIBUTIONS         SHARES REDEEMED            (DECREASE)
                           -----------------------  -------------------  -----------------------  ----------------------
PORTFOLIO                    SHARES      AMOUNT     SHARES     AMOUNT      SHARES      AMOUNT      SHARES      AMOUNT
---------                  ----------  -----------  -------  ----------  ----------  -----------  ---------  -----------
Year ended December 31, 1999:
Value Growth.............     627,488  $ 5,858,468  108,176  $  976,830     525,556  $ 4,826,973    210,108  $ 2,008,325
High Grade Bond..........     526,191    5,159,899   83,419     828,359     178,662    1,730,659    430,948    4,257,599
High Yield Bond..........     470,766    4,628,710  146,656   1,422,137     251,178    2,417,617    366,244    3,633,230
Managed..................     295,358    3,261,397  241,742   2,634,990     927,759   10,226,862   (390,659)  (4,330,475)
Money Market.............  20,514,197   20,514,197  193,244     193,244  20,140,168   20,140,168    567,273      567,273
Blue Chip................     409,813   16,501,862   21,903     816,323     107,309    4,388,859    324,407   12,929,326

Year ended December 31, 1998:
Value Growth.............   1,248,568  $14,421,953    3,209  $   33,533     218,101  $ 2,318,550  1,033,676  $12,136,936
High Grade Bond..........     481,508    4,946,472   48,672     494,606      55,393      619,307    474,787    4,821,771
High Yield Bond..........     705,166    7,191,220   83,377     863,126      91,576      940,287    696,967    7,114,059
Managed..................   1,561,330   19,307,046    2,618      31,340     215,024    2,560,710  1,348,924   16,777,676
Money Market.............  25,209,142   25,209,142  195,767     195,767  25,440,252   25,440,252    (35,343)     (35,343)
Blue Chip................     667,935   23,052,633      160       5,578      45,543    1,551,209    622,552   21,507,002

EQUITRUST VARIABLE INSURANCE SERIES FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

6.  INVESTMENT TRANSACTIONS

    For the year ended December 31, 1999, the cost of investment securities purchased and proceeds from investment securities sold (not including short-term investments and U.S. Government securities) by portfolio, were as follows:

PORTFOLIO                                  PURCHASES      SALES
---------                                 -----------  -----------
Value Growth............................  $70,360,676  $64,763,065
High Grade Bond.........................    4,197,874    2,035,826
High Yield Bond.........................    8,985,192    4,283,043
Managed.................................   43,355,093   20,829,822
Blue Chip...............................   15,796,728    3,207,471

    At December 31, 1999, net unrealized appreciation (depreciation) of investments by portfolio was composed of the following:

                                          GROSS UNREALIZED             NET UNREALIZED
                                     --------------------------  APPRECIATION (DEPRECIATION)
PORTFOLIO                            APPRECIATION  DEPRECIATION        OF INVESTMENTS
---------                            ------------  ------------  ---------------------------
Value Growth.......................  $   997,896   $(6,215,119)          $(5,217,223)
High Grade Bond....................       34,531      (658,121)             (623,590)
High Yield Bond....................       50,071    (1,242,215)           (1,192,144)
Managed............................      937,554    (7,652,601)           (6,715,047)
Blue Chip..........................   29,426,187    (2,693,672)           26,732,515

7.  DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

    Dividends from net investment income for the following portfolios are declared daily and were payable on the last business day of the month as follows:

                                                PORTFOLIO
                                     -------------------------------
                                        HIGH        HIGH
                                       GRADE       YIELD      MONEY
PAYABLE DATE                            BOND        BOND     MARKET
------------                         ----------  ----------  -------
January 30, 1999...................    $.0506      $.0516    $.0038
February 27, 1999..................     .0470       .0471     .0029
March 31, 1999.....................     .0603       .0745     .0037
April 30, 1999.....................     .0499       .0562     .0035
May 29, 1999.......................     .0425       .0509     .0033
June 30, 1999......................     .0541       .0722     .0035
July 31, 1999......................     .0517       .0604     .0036
August 31, 1999....................     .0531       .0610     .0039
September 30, 1999.................     .0549       .0733     .0038
October 31, 1999...................     .0512       .0569     .0037
November 30, 1999..................     .0518       .0626     .0039
December 31, 1999..................     .0515       .0708     .0041
                                       ------      ------    ------
Total dividends per share..........    $.6186      $.7375    $.0437
                                       ======      ======    ======

EQUITRUST VARIABLE INSURANCE SERIES FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

7.  DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS (CONTINUED)
    The percentage of income dividends qualifying for deduction by corporate shareholders for the High Yield Bond Portfolio is 6%.

    In addition, dividends and distributions to shareholders from net investment income and net realized gain on investment transactions were paid during the year ended December 31, 1999, for the following portfolios:

ORDINARY INCOME DIVIDENDS:

                                                              DIVIDEND     PERCENT
                                                               AMOUNT   QUALIFYING FOR
                           DECLARATION   RECORD     PAYABLE     PER     DEDUCTIONS BY
PORTFOLIO                     DATE        DATE       DATE      SHARE     CORPORATIONS
---------                  -----------  ---------  ---------  --------  --------------
Value Growth.............    01/20/99   01/20/99   01/20/99    $.2154            31%
Managed..................    01/20/99   01/20/99   01/20/99     .5329            23%
Blue Chip................    01/20/99   01/20/99   01/20/99     .4902            87%

CAPITAL GAINS DISTRIBUTIONS:

                                DECLARATION   RECORD     PAYABLE    AMOUNT
PORTFOLIO                          DATE        DATE       DATE     PER SHARE
---------                       -----------  ---------  ---------  ---------
High Grade Bond...............    01/20/99   01/20/99   01/20/99    $0.0343
High Yield Bond...............    01/20/99   01/20/99   01/20/99     0.0589

    The capital gains distributions related to the High Yield Bond Portfolio include net short-term realized gains of $3,729 ($0.0024 per share), that are taxable to shareholders as ordinary income dividends.

                 (This page has been left blank intentionally.)

EQUITRUST VARIABLE INSURANCE SERIES FUND
FINANCIAL HIGHLIGHTS
YEARS ENDED DECEMBER 31, 1999, 1998, 1997, 1996, AND 1995

                                             VALUE GROWTH
                                              PORTFOLIO
                           ------------------------------------------------
                             1999      1998      1997      1996      1995
                           --------  --------  --------  --------  --------
Net asset value,
 beginning of year.......  $  9.50   $ 12.58   $ 13.13   $ 12.31   $ 10.39
  Income From Investment
   Operations
    Net investment
     income..............     0.18      0.22      0.28      0.35      0.55
    Net gains (losses) on
     securities
     (both realized and
     unrealized).........    (0.77)    (3.29)     0.55      1.82      2.13
                           -------   -------   -------   -------   -------
  Total from investment
   operations............    (0.59)    (3.07)     0.83      2.17      2.68
                           -------   -------   -------   -------   -------
  Less Distributions
    Dividends (from net
     investment
     income).............    (0.22)    (0.01)    (0.28)    (0.30)    (0.50)
    Distributions (from
     capital gains)......                        (0.95)    (1.05)    (0.26)
    Distributions in
     excess of net
     realized gains......                        (0.15)
                           -------   -------   -------   -------   -------
  Total distributions....    (0.22)    (0.01)    (1.38)    (1.35)    (0.76)
                           -------   -------   -------   -------   -------
Net asset value, end of
 year....................  $  8.69   $  9.50   $ 12.58   $ 13.13   $ 12.31
                           =======   =======   =======   =======   =======
Total Return:
  Total investment return
   based on net asset
   value (1).............    (6.34)%  (24.43)%    6.30%    17.65%    25.87%

Ratios/Supplemental Data:
  Net assets, end of
   period (000's
   omitted)..............  $40,848   $42,664   $43,466   $27,188   $16,295
  Ratio of total expenses
   to average net
   assets................     0.63%     0.56%     0.55%     0.55%     0.55%
  Ratio of net expenses
   to average net
   assets................     0.63%     0.55%
  Ratio of net investment
   income to average net
   assets................     2.09%     2.17%     2.43%     2.68%     4.78%
  Portfolio turnover
   rate..................      152%      230%      118%       72%       98%

Information assuming no
 voluntary reimbursement
 or waiver by EquiTrust
 Investment of excess
 operating
 expenses (see NOTE 3):
  Per share net
   investment income.....                      $  0.27   $  0.33   $  0.53
  Ratio of expenses to
   average net assets....                         0.58%     0.69%     0.72%
  Amount reimbursed......                      $14,093   $29,686   $22,306

------------------------------
Note: Per share amounts have been calculated on the basis of monthly per share amounts (using average monthly outstanding shares) accumulated for the period.

(1) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period.

SEE ACCOMPANYING NOTES.

                                                 HIGH                                              HIGH
                                              GRADE BOND                                        YIELD BOND
                                              PORTFOLIO                                         PORTFOLIO
                           ------------------------------------------------  ------------------------------------------------
                             1999      1998      1997      1996      1995      1999      1998      1997      1996      1995
                           --------  --------  --------  --------  --------  --------  --------  --------  --------  --------
Net asset value,
 beginning of year.......  $ 10.19   $ 10.11    $ 9.83    $ 9.98    $ 9.44   $ 10.17   $ 10.21    $ 9.91   $  9.69   $  9.32
  Income From Investment
   Operations
    Net investment
     income..............     0.62      0.66      0.69      0.72      0.77      0.74      0.71      0.79      0.84      0.87
    Net gains (losses) on
     securities
     (both realized and
     unrealized).........    (0.67)     0.08      0.28     (0.15)     0.54     (0.81)    (0.03)     0.36      0.33      0.49
                           -------   -------    ------    ------    ------   -------   -------    ------   -------   -------
  Total from investment
   operations............    (0.05)     0.74      0.97      0.57      1.31     (0.07)     0.68      1.15      1.17      1.36
                           -------   -------    ------    ------    ------   -------   -------    ------   -------   -------
  Less Distributions
    Dividends (from net
     investment
     income).............    (0.62)    (0.66)    (0.69)    (0.72)    (0.77)    (0.74)    (0.71)    (0.79)    (0.84)    (0.87)
    Distributions (from
     capital gains)......    (0.03)                                                      (0.01)    (0.06)    (0.11)    (0.12)
    Distributions in
     excess of net
     realized gains......                                                      (0.06)
                           -------   -------    ------    ------    ------   -------   -------    ------   -------   -------
  Total distributions....    (0.65)    (0.66)    (0.69)    (0.72)    (0.77)    (0.80)    (0.72)    (0.85)    (0.95)    (0.99)
                           -------   -------    ------    ------    ------   -------   -------    ------   -------   -------
Net asset value, end of
 year....................  $  9.49   $ 10.19    $10.11    $ 9.83    $ 9.98   $  9.30   $ 10.17    $10.21   $  9.91   $  9.69
                           =======   =======    ======    ======    ======   =======   =======    ======   =======   =======
Total Return:
  Total investment return
   based on net asset
   value (1).............    (0.46)%    7.51%    10.24%     5.94%    14.26%    (0.75)%    6.88%    12.07%    12.65%    15.15%

Ratios/Supplemental Data:
  Net assets, end of
   period (000's
   omitted)..............  $13,638   $10,255    $5,374    $3,535    $3,208   $17,752   $15,680    $8,623   $ 5,929   $ 4,810
  Ratio of total expenses
   to average net
   assets................     0.48%     0.50%     0.52%     0.55%     0.55%     0.60%     0.61%     0.57%     0.55%     0.55%
  Ratio of net expenses
   to average net
   assets................     0.47%     0.46%                                   0.59%     0.58%
  Ratio of net investment
   income to average net
   assets................     6.34%     6.44%     6.94%     7.22%     7.81%     7.62%     6.92%     7.74%     8.47%     8.96%
  Portfolio turnover
   rate..................       24%       46%       31%       32%       14%       27%       43%       35%       30%       32%

Information assuming no
 voluntary reimbursement
 or waiver by EquiTrust
 Investment of excess
 operating
 expenses (see NOTE 3):
  Per share net
   investment income.....                       $ 0.68    $ 0.70    $ 0.74                        $ 0.78   $  0.81   $  0.84
  Ratio of expenses to
   average net assets....                         0.57%     0.80%     0.84%                         0.65%     0.87%     0.88%
  Amount reimbursed......                       $2,294    $8,233    $8,255                        $5,819   $17,094   $15,105

EQUITRUST VARIABLE INSURANCE SERIES FUND
FINANCIAL HIGHLIGHTS (CONTINUED)

                                               MANAGED
                                              PORTFOLIO
                           ------------------------------------------------
                             1999      1998      1997      1996      1995
                           --------  --------  --------  --------  --------
Net asset value,
 beginning of year.......  $ 11.45   $ 12.55   $ 12.40   $ 11.71   $  9.93
  Income From Investment
   Operations
    Net investment
     income..............     0.64      0.53      0.53      0.60      0.65
    Net gains (losses) on
     securities
     (both realized and
     unrealized).........    (1.02)    (1.63)     0.79      1.44      1.90
                           -------   -------   -------   -------   -------
  Total from investment
   operations............    (0.38)    (1.10)     1.32      2.04      2.55
                           -------   -------   -------   -------   -------
  Less Distributions
    Dividends (from net
     investment
     income).............    (0.53)              (0.52)    (0.50)    (0.59)
    Distributions (from
     capital gains)......                        (0.65)    (0.85)    (0.18)
    Distributions in
     excess of net
     realized gains......
                           -------   -------   -------   -------   -------
  Total distributions....    (0.53)              (1.17)    (1.35)    (0.77)
                           -------   -------   -------   -------   -------
Net asset value, end of
 year....................  $ 10.54   $ 11.45   $ 12.55   $ 12.40   $ 11.71
                           =======   =======   =======   =======   =======
Total Return:
  Total investment return
   based on net asset
   value (1).............    (3.45)%   (8.71)%   10.67%    17.39%    25.69%

Ratios/Supplemental Data:
  Net assets, end of
   period (000's
   omitted)..............  $47,829   $56,434   $44,949   $26,022   $14,487
  Ratio of total expenses
   to average net
   assets................     0.56%     0.55%     0.54%     0.55%     0.55%
  Ratio of net expenses
   to average net
   assets................     0.56%     0.54%
  Ratio of net investment
   income to average net
   assets................     5.28%     4.97%     4.94%     4.73%     5.80%
  Portfolio turnover
   rate..................       43%       74%       52%       82%       48%
Information assuming no
 voluntary reimbursement
 or waiver by EquiTrust
 Investment of excess
 operating
 expenses (see NOTE 3):
  Per share net
   investment income.....                      $  0.52   $  0.57   $  0.62
  Ratio of expenses to
   average net assets....                         0.60%     0.75%     0.77%
  Amount reimbursed......                      $17,771   $38,874   $26,008

                                          MONEY MARKET                                     BLUE CHIP
                                            PORTFOLIO                                      PORTFOLIO
                           -------------------------------------------  -----------------------------------------------
                            1999     1998     1997     1996     1995      1999      1998      1997      1996     1995
                           -------  -------  -------  -------  -------  --------  --------  --------  --------  -------
Net asset value,
 beginning of year.......  $ 1.00   $ 1.00   $ 1.00   $ 1.00   $ 1.00   $ 36.87   $ 31.01   $ 24.68   $ 20.70   $15.82
  Income From Investment
   Operations
    Net investment
     income..............    0.04     0.05     0.05     0.05     0.05      0.54      0.49      0.42      0.45     0.39
    Net gains (losses) on
     securities
     (both realized and
     unrealized).........                                                  7.06      5.37      6.34      3.99     4.80
                           ------   ------   ------   ------   ------   -------   -------   -------   -------   ------
  Total from investment
   operations............    0.04     0.05     0.05     0.05     0.05      7.60      5.86      6.76      4.44     5.19
                           ------   ------   ------   ------   ------   -------   -------   -------   -------   ------
  Less Distributions
    Dividends (from net
     investment
     income).............   (0.04)   (0.05)   (0.05)   (0.05)   (0.05)    (0.49)              (0.42)    (0.34)   (0.31)
    Distributions (from
     capital gains)......                                                                     (0.01)    (0.12)
    Distributions in
     excess of net
     realized gains......
                           ------   ------   ------   ------   ------   -------   -------   -------   -------   ------
  Total distributions....   (0.04)   (0.05)   (0.05)   (0.05)   (0.05)    (0.49)              (0.43)    (0.46)   (0.31)
                           ------   ------   ------   ------   ------   -------   -------   -------   -------   ------
Net asset value, end of
 year....................  $ 1.00   $ 1.00   $ 1.00   $ 1.00   $ 1.00   $ 43.98   $ 36.87   $ 31.01   $ 24.68   $20.70
                           ======   ======   ======   ======   ======   =======   =======   =======   =======   ======
Total Return:
  Total investment return
   based on net asset
   value (1).............    4.53%    5.00%    5.07%    4.90%    5.47%    20.85%    18.91%    27.41%    21.43%   32.81%

Ratios/Supplemental Data:
  Net assets, end of
   period (000's
   omitted)..............  $6,609   $6,042   $6,078   $3,819   $3,159   $86,849   $60,850   $31,865   $14,493   $6,665
  Ratio of total expenses
   to average net
   assets................    0.55%    0.52%    0.48%    0.55%    0.55%     0.30%     0.30%     0.33%     0.48%    0.55%
  Ratio of net expenses
   to average net
   assets................    0.54%    0.45%                                0.30%     0.29%
  Ratio of net investment
   income to average net
   assets................    4.49%    4.67%    4.65%    4.58%    5.27%     1.43%     1.72%     1.83%     1.92%    2.07%
  Portfolio turnover
   rate..................       0%       0%       0%       0%       0%        5%       12%        3%        2%       1%
Information assuming no
 voluntary reimbursement
 or waiver by EquiTrust
 Investment of excess
 operating
 expenses (see NOTE 3):
  Per share net
   investment income.....                    $ 0.05   $ 0.04   $ 0.05                                           $ 0.38
  Ratio of expenses to
   average net assets....                      0.55%    0.82%    0.90%                                            0.59%
  Amount reimbursed......                    $2,912   $9,569   $9,816                                           $1,952

REPORT OF INDEPENDENT AUDITORS

The Board of Trustees and Shareholders
EquiTrust Variable Insurance Series Fund

    We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of EquiTrust Variable Insurance
Series Fund (comprised of the Value Growth, High Grade Bond, High Yield Bond, Managed, Money Market and Blue Chip Portfolios) as of December 31, 1999, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

    We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1999, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

    In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective portfolios constituting the EquiTrust Variable Insurance Series Fund at December 31, 1999, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States.

                                          /s/ Ernst & Young LLP

Des Moines, Iowa
January 24, 2000